INCOME TAXES - NARRATIVE (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax Credit Carryforward [Line Items]
Operating loss carryforward	$ 22.7	$ 22.7
Unrecognized tax benefits that would impact the effective tax rate	1.2	1.2	$ 4.7
Interest and penalties included in unrecognized tax benefits	0.1	0.1	0.5	$ 0.4
Interest expense related to unrecognized tax benefits		0.4
Tax Year 2010 Through 2013
Tax Credit Carryforward [Line Items]
Income tax benefit resulting from settlements with taxing authorities	3.5
Capital Loss Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforward	13.0	13.0
AMT Credit Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforward	$ 0.0	$ 0.0	$ 0.9